UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip code)

Michael B. Orkin

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 678-533-7850

Date of fiscal year end: April 30

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1 – Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund

SCHEDULE OF INVESTMENTS

July 31, 2013 (UNAUDITED)

	Shares	Value (Note 1)
LONG INVESTMENTS (46.60%)
COMMON STOCKS (45.73%)
Aerospace/Defense (2.90%)
The Boeing Co.	27,100	$2,848,210
Spirit Aerosystems Holdings, Inc. - Class A1	66,600	1,688,976
TransDigm Group, Inc.	17,700	2,559,243

		7,096,429

Aerospace/Defense - Equipment (0.52%)
B/E Aerospace, Inc.[1]	18,400	1,282,664

Apparel Manufacturers (2.66%)
Michael Kors Holdings, Ltd.[1]	41,700	2,808,078
Ralph Lauren Corp.	20,300	3,695,818

		6,503,896

Auto - Cars/Light Trucks (1.23%)
Ford Motor Co.	72,100	1,217,048
General Motors Co.[1]	33,400	1,198,058
Toyota Motor Corp., Sponsored ADR	4,900	597,310

		3,012,416

Auto/Truck Parts & Equipment - Original (0.60%)
Delphi Automotive PLC	27,400	1,471,928

Beverages - Non - Alcoholic (0.98%)
PepsiCo, Inc.	28,800	2,405,952

Building - Residential/Commercial (1.91%)
Lennar Corp. - Class A	15,200	514,824
Standard Pacific Corp.[1]	151,300	1,237,634
Taylor Morrison Home Corp. - Class A1	37,800	915,894
Toll Brothers, Inc.[1]	39,600	1,301,652
William Lyon Homes - Class A1	31,400	709,954

		4,679,958

Building & Construction Products - Miscellaneous (1.08%)
Fortune Brands Home & Security, Inc.	64,200	2,652,102

Building Production - Cement/Aggregate (0.20%)
Eagle Materials, Inc.	7,100	479,108

Cellular Telecommunication (0.51%)
Sprint Corp.[1]	207,500	1,236,700

Commercial Services - Financial (1.04%)
Automatic Data Processing, Inc.	35,100	2,530,359

Computers (0.52%)
Apple, Inc.	2,800	1,267,000

Cosmetics & Toiletries (0.49%)
The Estee Lauder Cos., Inc. - Class A	18,300	1,201,395

	Shares	Value (Note 1)
Diversified Banking Institution (0.76%)
Citigroup, Inc.	23,500	$1,225,290
The Goldman Sachs Group, Inc.	3,800	623,314

		1,848,604

Diversified Manufacturing Operations (1.02%)
Eaton Corp. PLC	36,200	2,495,990

Electric - Integrated (0.54%)
CMS Energy Corp.	47,100	1,318,329

Electronic Components - Semiconductors (1.01%)
Cree, Inc.[1]	35,300	2,467,470

Electronic Forms (0.32%)
Adobe Systems, Inc.[1]	16,400	775,392

Engineering/R&D Services (0.00%)†
Jacobs Engineering Group, Inc.[1]	100	5,920

Financial Guarantee Insurance (0.83%)
MGIC Investment Corp.[1]	168,700	1,288,868
Radian Group, Inc.	53,300	748,865

		2,037,733

Food - Confectionery (1.08%)
The Hershey Co.	27,800	2,637,386

Food - Miscellaneous/Diversified (0.51%)
The Hain Celestial Group, Inc.[1]	17,000	1,240,320

Food - Retail (0.12%)
Whole Foods Market, Inc.	5,100	283,458

Footwear & Related Apparel (0.49%)
Skechers U.S.A., Inc. - Class A1	44,100	1,203,048

Metal - Diversified (0.99%)
Precision Castparts Corp.	10,900	2,416,748

Motion Pictures & Services (0.30%)
Lions Gate Entertainment Corp.[1]	22,800	741,684

Oil & Gas Companies - Exploration & Production (3.28%)
Cabot Oil & Gas Corp.	16,800	1,273,776
EOG Resources, Inc.	16,600	2,415,134
Southwestern Energy Co.[1]	47,600	1,846,404
Ultra Petroleum Corp.[1]	114,400	2,476,760

		8,012,074

Pipelines (5.06%)
Kinder Morgan, Inc.	202,000	7,627,520
Plains All American Pipeline LP	89,200	4,749,008

		12,376,528

Private Equity (0.19%)
Blackstone Group LP	21,000	473,550

	Shares	Value (Note 1)
Private Equity (continued)
KKR & Co. LP	100	$2,045

		475,595

Real Estate Investment Trust - Diversified (0.75%)
American Tower Corp.	25,800	1,826,382

Real Estate Investment Trust - Mortgage (0.50%)
Starwood Property Trust, Inc.	48,200	1,224,280

Reinsurance (0.99%)
Berkshire Hathaway, Inc. - Class B1	20,900	2,421,683

Retail - Apparel/Shoe (6.29%)
Abercrombie & Fitch Co. - Class A	34,300	1,710,541
American Eagle Outfitters, Inc.	124,800	2,451,072
ANN, Inc.[1]	72,300	2,450,247
Express, Inc.[1]	106,500	2,401,575
Urban Outfitters, Inc.[1]	127,000	5,405,120
Vera Bradley, Inc.[1]	39,200	950,208

		15,368,763

Retail - Building Products (3.16%)
Home Depot, Inc.	92,700	7,326,081
Lumber Liquidators Holdings, Inc.[1]	4,200	406,644

		7,732,725

Retail - Home Furnishings (0.56%)
Restoration Hardware Holdings, Inc.[1]	20,400	1,363,128

Retail - Jewelry (0.50%)
Tiffany & Co.	15,300	1,216,503

Retail - Restaurants (1.01%)
Dunkin’ Brands Group, Inc.	34,300	1,481,760
Krispy Kreme Doughnuts, Inc.[1]	46,800	983,736

		2,465,496

Textile - Home Furnishings (0.32%)
Mohawk Industries, Inc.[1]	6,500	773,435

Transportation - Rail (0.51%)
Kansas City Southern	11,600	1,249,900

TOTAL COMMON STOCKS
(Cost $105,117,706)		111,798,481

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED OPTIONS (0.87%)
PURCHASED CALL OPTIONS (0.61%)
Apple, Inc.	August, 2013	$445.00	165	181,500
Fortune Brands Home & Security, Inc.	September, 2013	35.00	60	33,600
Lennar Corp. - Class A	August, 2013	40.00	687	2,061
Lennar Corp. - Class A	August, 2013	35.00	900	58,500
Lennar Corp. - Class A	January, 2014	35.00	460	123,280
PulteGroup, Inc.	October, 2013	20.00	964	28,920

	Expiration Date	Exercise Price	Number of Contracts	Value (Note 1)
PURCHASED CALL OPTIONS (continued)
PulteGroup, Inc.	January, 2014	$19.00	900	$99,900
Standard Pacific Corp.	September, 2013	9.00	2,784	69,600
Standard Pacific Corp.	January, 2014	8.00	1,650	165,000
Toll Brothers, Inc.	September, 2013	33.00	815	142,625
Toll Brothers, Inc.	January, 2014	33.00	575	178,250
Urban Outfitters, Inc.	September, 2013	43.00	2,200	407,000

TOTAL PURCHASED CALL OPTIONS
(Cost $2,850,546)				1,490,236

PURCHASED PUT OPTIONS (0.26%)
Amedisys, Inc.	September, 2013	12.00	1,711	131,747
Bridgepoint Education, Inc.	August, 2013	10.00	3,631	0
ITT Educational Services, Inc.	October, 2013	25.00	2,010	512,550

TOTAL PURCHASED PUT OPTIONS
(Cost $1,335,031)				644,297

TOTAL PURCHASED OPTIONS
(Cost $4,185,577)				2,134,533
TOTAL LONG INVESTMENTS
(Cost $109,303,283)				113,933,014

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (60.89%)
MONEY MARKET FUNDS[2]
JPMorgan 100% U.S. Treasury Securities Money Market Fund	0.00% [3]	148,850,052	148,850,052

TOTAL SHORT TERM INVESTMENTS
(Cost $ 148,850,052)			148,850,052

TOTAL INVESTMENTS - (107.49%)
(Cost $ 258,153,335)			$262,783,066

Liabilities in Excess of Other Assets (-7.49%)			(18,315,385)

NET ASSETS (100.00%)			$244,467,681

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value (Note 1)
COMMON STOCKS (-11.94%)
Beverages - Non - Alcoholic (-0.50%)
Monster Beverage Corp.	(19,900)	$(1,213,701)

Commercial Banks Non - U.S. (-0.99%)
Banco Santander SA, Sponsored ADR	(11,520)	(84,326)
Bancolombia SA, Sponsored ADR	(7,800)	(448,110)
Bank of Nova Scotia	(22,600)	(1,274,640)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Commercial Banks Non - U.S. (continued)
Credicorp, Ltd.	(5,100)	$(605,829)

		(2,412,905)

Commercial Services (-0.10%)
HMS Holdings Corp.	(9,600)	(232,224)

Computers - Integrated Systems (-0.51%)
Teradata Corp.	(21,000)	(1,241,520)

Diversified Minerals (-1.01%)
BHP Billiton, Ltd., Sponsored ADR	(39,300)	(2,465,289)

E - Commerce/Products (-0.51%)
MercadoLibre, Inc.	(10,700)	(1,256,501)

E - Commerce/Services (-0.09%)
Angie’s List, Inc.	(9,600)	(211,392)

Electronic Devices (-0.54%)
Garmin, Ltd.	(33,200)	(1,330,656)

Home Furnishings (-0.26%)
Tempur Sealy International, Inc.	(16,300)	(646,295)

Internet Infrastructure Software (-0.00%)†
F5 Networks, Inc.	(100)	(8,776)

Machinery - Tools & Related Products (-0.40%)
Kennametal, Inc.	(22,400)	(970,816)

Medical - Outpatient/Home Medical Care (-1.07%)
Amedisys, Inc.	(208,600)	(2,609,586)

Medical Instruments (-0.19%)
Intuitive Surgical, Inc.	(1,200)	(465,600)

Metal - Copper (-0.20%)
Freeport-McMoRan Copper & Gold, Inc.	(17,000)	(480,760)

Metal - Iron (-0.00%)†
Cliffs Natural Resources, Inc.	(100)	(1,951)

Multi-Media (-0.00%)†
Thomson Reuters Corp.	(100)	(3,403)

Property/Casualty Insurance (-0.13%)
Amtrust Financial Services, Inc.	(7,900)	(328,877)

Retail - Apparel/Shoe (-0.85%)
Aeropostale, Inc.	(136,700)	(2,068,271)

Retail - Automobile (-0.24%)
Group 1 Automotive, Inc.	(100)	(7,279)
Lithia Motors, Inc. - Class A	(100)	(6,524)

SCHEDULE OF SECURITIES SOLD SHORT (continued)	Shares	Value (Note 1)
Retail - Automobile (continued)
Sonic Automotive, Inc. - Class A	(26,200)	$(580,068)

		(593,871)

Schools (-3.26%)
American Public Education, Inc.	(100)	(3,951)
Apollo Group, Inc. - Class A	(23,400)	(426,348)
Bridgepoint Education, Inc.	(82,000)	(1,321,840)
Career Education Corp.	(266,500)	(858,130)
Corinthian Colleges, Inc.	(291,600)	(653,184)
DeVry, Inc.	(37,800)	(1,137,024)
ITT Educational Services, Inc.	(89,100)	(2,337,093)
K12, Inc.	(100)	(3,110)
Strayer Education, Inc.	(27,800)	(1,230,428)

		(7,971,108)

Security Services (-0.48%)
The ADT Corp.	(29,500)	(1,182,360)

Steel - Producers (-0.21%)
ArcelorMittal	(39,800)	(516,206)

Web Hosting/Design (-0.40%)
Rackspace Hosting, Inc.	(21,600)	(978,264)

TOTAL COMMON STOCKS
(Proceeds $32,321,116)		(29,190,332)

EXCHANGE-TRADED FUNDS (-4.74%)
Corporate/Preferred - High Yield (-0.61%)
iShares® iBoxx $ High Yield Corporate Bond Fund	(13,300)	(1,236,634)
SPDR® Barclays High Yield Bond ETF	(6,300)	(253,638)

		(1,490,272)

Emerging Country Exchange-Traded Funds (-4.13%)
iPath® MSCI India Index ETN	(17,600)	(914,320)
iShares® FTSE China 25 Index Fund	(14,300)	(489,775)
iShares® MSCI Brazil Index Fund	(55,800)	(2,427,300)
iShares® MSCI Turkey Index Fund	(42,800)	(2,403,220)
Market Vectors® Indonesia Index ETF	(84,600)	(2,325,654)
PowerShares India Portfolio	(94,600)	(1,542,926)

		(10,103,195)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $12,096,417)		(11,593,467)

TOTAL SECURITIES SOLD SHORT
(Proceeds $44,417,533)		$(40,783,799)

† Less than 0.005% of net assets.

1 Non-Income Producing Security.

2 A portion of the Money Market Fund assets are held as collateral for short sales activity.

3 Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipts

ETF - Exchange-Traded Fund

ETN - Exchange Traded Note

FTSE - Financial Times and the London Stock Exchange

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law

SPDR - Standard & Poor’s Depositary Receipt

Notes to Quarterly Schedule of Investments

July 31, 2013 (unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell& Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. C&O funds Advisor, Inc. (“the Advisor”), uses catalyst-driven, multi-dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, other than short-term investments, are valued at the price provided by an independent pricing service. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

■	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date:
■

Level 2 - Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability; and

■

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$111,798,481	$–	$–	$111,798,481
Purchased Options	1,935,933	198,600	–	2,134,533
Short Term Investments	148,850,052	–	–	148,850,052

TOTAL	$262,584,466	$198,600	$–	$262,783,066

Other Financial Instruments*

Liabilities
Securities Sold Short
Common Stocks	$(29,190,332)	$–	$–	$(29,190,332)
Exchange-Traded Funds	(11,593,467)	–	–	(11,593,467)

TOTAL	$(40,783,799)	$–	$–	$(40,783,799)

During the period ended July 31, 2013, there were no transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of all levels as of the end of the reporting period. All securities of the Fund were valued using either Level 1 or Level 2 inputs during the three months ended July 31, 2013. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

* For detailed industry descriptions, see the accompanying Schedule of Investments.

Use of Derivatives

Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income

Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Cash

The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments. See further notes below, under Significant Ownership Concentration, regarding this cash balance.

Significant Ownership Concentration

At July 31, 2013, the Fund invested 60.89% of its total net assets in the JPMorgan 100% U.S. Treasury Securities Money Market Fund Capital Class (CJTXX). The Fund uses the money market instrument as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective.

The JPMorgan 100% U.S. Treasury Securities Money Market Fund’s objective is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal. The JPMorgan 100% U.S. Treasury Securities Money Market Fund invests its assets exclusively in obligations of the U.S. Treasury including treasury bills, bonds and notes.

Fund management considers investments in securities sold short to be part of managed assets, thereby reducing the Fund’s available cash balance. If the absolute value of securities sold short was added to the Fund’s total long positions as of July 31, 2013, total investments would equal 63.28%, as a percentage of net assets. This would result in cash equivalents representing 36.72% of net assets, vs. the 60.89% that is disclosed on the Schedule of Investments. This better illustrates the Fund’s net cash exposure as of July 31, 2013.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT PORTFOLIO TRANSACTIONS

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2013, the Fund had approximately 16.78% of its total net assets in short positions.

For the three months ended July 31, 2013, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $56,949,447 and $56,227,631, respectively.

3. UNREALIZED APPRECIATION/ (DEPRECIATION) OF INVESTMENTS

On July 31, 2013, based on cost of $262,348,510 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,453,280 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,018,724, resulting in net unrealized appreciation of $434,556.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive
Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Caldwell & Orkin Funds Inc.

By:	/s/ Michael B. Orkin
Michael B. Orkin
President, Principal Executive
Officer

Date:	September 27, 2013

By:	/s/ David R. Bockel, Jr.
David R. Bockel, Jr.
Treasurer, Principal Financial Officer

Date:	September 27, 2013